Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

4. Acquisitions

YFCS Acquisition

On April 1, 2011, the Company acquired all of the equity interests of Youth and Family Centered Services, Inc. (“YFCS”). YFCS operates 13 behavioral healthcare facilities across the United States. The total cash consideration was approximately $178.0 million. Approximately $27.3 million of the goodwill associated with the YFCS acquisition is deductible for federal income tax purposes. The fair values of assets acquired and liabilities assumed at the acquisition date are as follows (in thousands):

Cash	$33
Accounts receivable	17,542
Prepaid expenses and other current assets	2,327
Deferred tax asset – current	1,266
Property and equipment	31,641
Goodwill	133,300
Intangible assets	5,356
Deferred tax asset – long-term	811
Other long-term assets	2,219

Total assets acquired	194,495
Accounts payable	3,028
Accrued salaries and benefits	8,958
Other accrued expenses	2,952
Other long-term liabilities	1,510

Total liabilities assumed	16,448

Net assets acquired	$178,047

PHC Acquisition

On November 1, 2011, the Company completed its acquisition of PHC, Inc. d/b/a Pioneer Behavioral Health (“PHC”), a publicly-held behavioral health services company based in Massachusetts. The Company paid cash consideration of $31.4 million, of which $26.4 million was used to repay PHC’s debt and $5.0 million was paid to the holders of PHC’s Class B Common Stock pursuant to the merger agreement. Additionally, the Company issued 4,891,667 shares of its common stock to the holders of PHC’s Class A Common Stock and Class B Common Stock based on a one-to-four conversion rate and 19,566,668 PHC shares outstanding immediately prior to the acquisition. The fair value of the equity consideration issued to PHC stockholders of approximately $44.0 million is based on Acadia’s stock price on the date of the acquisition. According to the terms of the merger agreement, PHC’s outstanding stock options and warrants were exchanged for and replaced by stock options and warrants of Acadia. The fair value of the vested portion of these replacement awards of approximately $1.0 million is included in the PHC acquisition consideration in accordance with ASC 718, Compensation – “Stock Compensation.” Approximately $10.7 million of the goodwill associated with the PHC acquisition is deductible for federal income tax purposes. The total consideration for the PHC acquisition is summarized as follows (in thousands):

Cash consideration	$31,441
Fair value of equity consideration	44,025
Fair value of vested portion of replacement awards issued in connection with acquisition	1,027

Total consideration	$76,493

The preliminary fair values of assets acquired and liabilities assumed at the acquisition date, which are subject to revision as more detailed analysis is completed and the valuation of intangible assets and other assets acquired and liabilities assumed is finalized, are as follows (in thousands):

Cash	$3,076
Accounts receivable	10,950
Prepaid expenses and other current assets	3,131
Deferred tax asset – current	4,431
Property and equipment	16,885
Goodwill	44,358
Intangible assets	3,525
Other long-term assets	1,153

Total assets acquired	87,509
Accounts payable	2,882
Accrued salaries and benefits	5,659
Other accrued expenses	1,057
Deferred tax liability – long-term	851
Other long-term liabilities	567

Total liabilities assumed	11,016

Net assets acquired	$76,493

2009 Acquisitions

On March 5, 2009, the Company acquired certain assets of Acadiana Addiction Center, LLC, a substance abuse treatment center in Lafayette, Louisiana (“Acadiana”). The gross purchase price was approximately $2.6 million and cash received was approximately $0.4 million for a net purchase price of approximately $2.2 million. In addition, the Company has paid two earn-out payments and expects to pay a third and final earn-out payment in the amount of $0.3 million during the second quarter of 2012.

On November 2, 2009, the Company acquired certain assets from Parkwest Medical Center related to its residential mental health treatment program in Louisville, Tennessee (“The Village”). The purchase price was less than $0.1 million. The fair values of assets acquired were as follows (in thousands):

	Acadiana	The Village
Property and equipment	$40	$100
Goodwill	2,747	—
Identifiable intangible assets	175	—

Total assets acquired	$2,962	$100

Haven Facilities

On March 1, 2012, the Company completed its acquisition of three inpatient psychiatric hospitals (the “Haven Facilities”) from Haven Behavioral Healthcare Holdings, LLC for cash consideration of $91.0 million. The Haven Facilities, with an aggregate of 166 acute inpatient psychiatric beds, are located in Arizona, Texas, and Oklahoma, respectively. The Haven Facilities are not included in the pro forma information presented below because the financial statements for the Haven Facilities as of and for the years ended December 31, 2011 and 2010 have not been finalized.

Other

The qualitative factors comprising the goodwill acquired in the YFCS and PHC acquisitions include efficiencies derived through synergies expected by the elimination of certain redundant corporate functions and expenses, the ability to leverage call center referrals to a broader provider base, coordination of services provided across the combined network of facilities, achievement of operating efficiencies by benchmarking performance and applying best practices throughout the combined companies.

Transaction-related expenses comprised the following costs for the years ended December 31, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2011	2010
Fee paid to equity sponsor for termination of professional services agreement	$20,559	$—
Advisory fees paid to equity sponsor	3,600	—
Investment banking advisory and bridge commitment fees	8,385	—
Legal, accounting and other fees	7,301	918
Severance and contract termination costs	1,702	—

	$41,547	$918

Transaction-related expenses are expensed as incurred. On November 1, 2011, the Company paid a $20.6 million fee to terminate its professional services agreement with Waud Capital Partners, L.L.C. (“Waud Capital Partners”). See Note 15 for further discussion of the professional services agreement.

Transaction-related expenses include $1.4 million related to severance costs for YFCS employees not retained by the Company. Additionally, the Company assumed obligations to make certain change-of-control payments to certain executives pursuant to pre-existing employment agreements of $2.2 million for YFCS and $2.9 million for PHC. The total severance liability decreased to $1.5 million as of December 31, 2011 as a result of $5.0 million of payments made during the period from the respective acquisition dates to December 31, 2011.

Pro Forma Information

The consolidated statement of operations for the year ended December 31, 2011 includes revenue of $134.6 million and income from continuing operations before income taxes of $9.3 million for YFCS relating to the period from April 1, 2011 to December 31, 2011 and revenue of $12.2 million and income from continuing operations before income taxes of $1.5 million for PHC relating to the period from November 1, 2011 to December 31, 2011. The following table provides certain pro forma financial information for the Company as if the YFCS and PHC acquisitions occurred as of January 1, 2010 (in thousands):

	Year Ended December 31,
	2011	2010
Revenue	$325,497	$314,157

Income (loss) from continuing operations, before income taxes	$(34,394)	$9,135